Balance Sheet (USD $)	Mar. 31, 2012	Jun. 30, 2011
Assets
Cash	$ 396,414	$ 608,318
Prepaid expenses	2,736	55,518
Total current assets	399,150	663,836
Restricted cash held in trust	64,661,840	64,670,391
Total assets	65,060,990	65,334,227
Liabilities and Shareholders' Equity
Accounts payable and accrued expenses	79,954	53,730
Total current liabilities	79,954	53,730
Ordinary shares subject to possible redemption, 5,887,999 shares (at redemption value)	59,488,883	59,496,750
Commitments
Shareholders' equity:
Preferred stock, $0.001 par value, 1,000,000 shares authorized; none issued and outstanding	0	0
Ordinary shares, $0.001 par value, 49,000,000 shares authorized; 8,533,333 shares issued and outstanding (includes 5,887,999 shares subject to possible redemption)	8,534	8,534
Additional paid-in capital	6,017,589	6,009,721
Deficit accumulated during the development stage	(533,970)	(234,508)
Total shareholders' equity	5,492,153	5,783,747
Total liabilities and shareholders' equity	$ 65,060,990	$ 65,334,227